Income Taxes - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Dec. 22, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Line Items]
Deferred tax asset, reorganization and initial public offering transactions			$ 81,300,000		$ 81,300,000
Deferred tax assets, valuation allowance			37,800,000		37,800,000
Deferred tax assets			43,500,000		43,500,000
Due to related parties, tax receivable agreements			$ 50,700,000		$ 50,700,000
Effective tax rate			8.20%	5.50%	6.60%	2.70%
Unrecognized tax benefits			$ 0		$ 0
Changes to uncertain tax positions			$ 0		$ 0
StepStone Group LP
Income Tax Disclosure [Line Items]
Deferred tax assets							$ 700,000	$ 600,000
Effective tax rate							2.60%	2.70%	2.30%
Corporate income tax rate	21.00%	35.00%					21.00%	21.00%	31.60%
Deferred tax liabilities							$ 200,000	$ 400,000
Provision for income taxes related to uncertain tax positions							$ 0	$ 0